Leases - Schedule of Operating Leases Expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Schedule of Operating Leases Expenses [Abstract]
Operating lease right-of-use assets, net	$ 237		$ 606
Lease liabilities, current	137		544
Lease liabilities, non-current	32		21
Total operating lease liabilities	169		$ 565
Lease cost
Amortization of right-of-use assets	616	$ 577
Interest of operating lease liabilities	12	34
Total Lease cost	$ 628	$ 611
Weighted-average remaining lease term	2 months 1 day	7 months 2 days
Weighted-average discount rate	3.63%	4.30%